+1 212 230-8800 (t)
April 23, 2013	+1 212 230 8888 (f)

Via EDGAR Submission

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington DC 20549
Attention: Jeffrey P. Riedler

Re:
PTC Therapeutics, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted March 18, 2013
CIK No. 0001070081

Ladies and Gentlemen:

        On behalf of PTC Therapeutics, Inc. (the "Company"), we are responding to the comments of the staff (the "Staff") of the Securities and Exchange Commission contained in its letter dated April 15, 2013 (the "Comment Letter"), relating to the above referenced Confidential Draft Registration Statement on Form S-1 (the " Registration Statement"). In response to the comments set forth in the Comment Letter, the Company has revised the Registration Statement and is confidentially submitting a revised draft of the Registration Statement with this response letter.

        Set forth below are the Company's responses to the Staff's comments. The responses set forth below are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. For convenience, the responses are keyed to the numbering of the comments and the headings used in the Comment Letter.

        On behalf of the Company, we advise you as follows:

Form S-1

General

1.
Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Response:	The Company will file all exhibits as soon as practicable and acknowledges that the Staff may have further comments upon examination of these exhibits.
2.
Please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note that we may have comments regarding this material.

Response:	The Company does not currently intend to include any graphic, visual or photographic information in the printed prospectus. However, if and to the extent that artwork or graphics are to be included, the Company will promptly provide such material to the Staff on a supplemental basis. The Company acknowledges that the Staff may have comments regarding this material.
3.
Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential

    Wilmer Cutler Pickering Hale and Dorr LLP, 7 World Trade Center, 250 Greenwich Street, New York, New York 10007
Beijing Berlin Boston Brussels Frankfurt London Los Angeles New York Oxford Palo Alto Waltham Washington

  investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:	The Company acknowledges the Staff's request and undertakes to comply with it as applicable. At this time, neither the Company nor anyone authorized on its behalf has provided any written materials in reliance on Section 5(d) of the Securities Act to potential investors. In addition, to the Company's knowledge, to date, no broker or dealer that is participating or will participate in the Company's initial public offering has published or distributed a research report in reliance upon Section 2(a)(3) of the Securities Act.
4.
Comments to your application for confidential treatment will be delivered under separate cover.

Response:	The Company acknowledges the Staff's comment.

Prospectus Summary, page 1
Risks associated with our business, page 5

5.
Please expand the second bullet point in this section to note that certain of your prior clinical trials were not successful in achieving specified primary endpoints.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page 5 of the revised draft of the Registration Statement.

Our corporation information, page 5

6.
Please note that it is not appropriate to state or imply that you do not have liability for the statements in your registration statement. The statement "we have not independently verified" data obtained from third-party sources appears to imply that you are not taking liability for the statistical and other industry and market data included in your registration statement. In order to eliminate any inference that you are not liable for all of the information in your registration statement, please delete this statement or include a statement specifically accepting liability for these statements.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page 5 of the revised draft of the Registration Statement by deleting this statement.

Risk Factors, page 11

7.
Please include a risk factor discussing the risks associated with conducting a retrospective analysis after unblinding test results and explain why regulatory authorities typically give greatest weight to results from pre-specified analyses and adjusted p-values and less weight to results from post-hoc, retrospective analyses and nominal p-values.

Response:	In response to the Staff's comment, the Company has revised the disclosure on pages 16 and 17 of the revised draft of the Registration Statement to include this risk factor.

"If clinical trials of our product candidates...," page 14

8.
This extensive and lengthy risk factor highlights many material risks with more specific discussion than the heading may indicate. Please divide this risk factor into separate risk factors or provide subheadings highlighting more specifically each of the risks addressed. For example, you should include a separately headed risk factor or subheading discussing the possibility that the EMA will not grant conditional approval of ataluren for the treatment of DMD and that you may experience unforeseen events that could delay or prevent your ability to receive marketing approval or commercialize your product candidates.

Response:	In response to the Staff's comment, the Company has revised the disclosure on pages 15 to 17 of the revised draft of the Registration Statement.

Management's discussion and analysis of financial condition and results of operations, page 55
Critical accounting policies and significant judgments and estimates, page 59

9.
Please disclose your election with respect to Section 107(b) of the JOBS Act and include a statement highlighting the risk that your financial statements may not be comparable to companies that comply with public company effective dates.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page 60 of the revised draft of the Registration Statement.
10.
Please provide the following information separately for each equity instrument issuance through the date of your response:

•
The date of the transaction,

•
The number of equity instruments granted or shares issued,

•
The exercise price of equity instruments granted if any,

•
Management's estimated fair market value per share and how the estimate was developed. Please disclose the judgments made regarding future trends and factors and indicate whether or not the valuation was contemporaneous or retrospective,

•
The identity of the recipient, indicating if the recipient was a related party,

•
The nature and terms of concurrent transactions; and,

•
The amount of any compensation or interest expense element.

Response:	Equity Issuances

In April 2011, the Company issued options to purchase an aggregate of 8,123 shares of common stock to directors and employees, including executive officers, of the Company. The exercise price of each of these options is $490.80 per share.

In January 2012, the Company issued options to purchase an aggregate of 5,715 shares of common stock to employees, including executive officers, of the Company. The exercise price of each of these options is $218.40 per share.

In July 2012, the Company completed its Series One preferred stock financing, pursuant to which the Company issued an aggregate of 1,483,337 shares of Series One preferred stock to accredited investors, including entities affiliated with Credit Suisse First Boston Equity Partners, HBM BioVentures, Vulcan Ventures, Celgene, Delphi Ventures, The Column Group, Novo A/S, and other existing stockholders of the Company.

In January and February 2013, the Company completed a bridge financing with certain existing investors, including entities affiliated with Credit Suisse First Boston Equity Partners, HBM BioVentures, Vulcan Ventures, Celgene, Delphi Ventures, The Column Group and Novo A/S, pursuant to which the Company issued convertible promissory notes in an aggregate principal amount of $6 million. In connection with the bridge financing, the Company issued to the holders of the promissory notes warrants to purchase an aggregate of 515,186 shares of Series One preferred stock, at an exercise price of $0.01 per share, and warrants to purchase an aggregate of 2,012,489 shares of Series Two preferred stock, an exercise price of $0.01 per share.

In March 2013, the Company completed its Series Four senior preferred stock financing, pursuant to which the Company issued an aggregate of 4,497,035 shares of Series Four preferred stock to accredited investors that were not existing stockholders, including Brookside Capital Partners Fund L.P., Adage Capital Management, Jennison Associates L.L.C. and Longwood Fund, and to certain existing investors, including entities affiliated with Credit Suisse First Boston Equity Partners, HBM BioVentures, Vulcan Ventures, Celgene, Delphi Ventures, The Column Group and Novo A/S. In connection with the Series Four financing, the Company issued an aggregate of 502,919 shares of Series Four preferred stock upon conversion of the convertible promissory notes described above.

In March 2013, the Company issued 735,324 shares of restricted stock to directors and employees, including executive officers, of the Company and issued options to purchase an aggregate of 4,613 shares of common stock to directors of the Company. The exercise price of each of these options is $10.59 per share.

Determination of Fair Value

The Company has utilized various valuation methodologies in accordance with the framework of the 2004 American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, or the AICPA Practice Aid, to estimate the fair value of the Company's common stock. The methodologies included an option pricing method to estimate the Company's underlying equity value, and a method that determined an estimated value under an initial public offering ("IPO"), scenario and a sale scenario based upon an assessment of the probability of occurrence of each scenario. Each valuation methodology includes estimates and assumptions that require judgment. These estimates include assumptions regarding future performance, including the completion of clinical trials and the time to complete an IPO or sale of the company. As with any valuation, significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date. Factors that the Company considered in determining the fair value of its common stock include:

• pricing of private sales of the Company's preferred stock;

•

prior valuations of stock grants and preferred stock sales and the effect of events, including the progression of the Company's product candidates, that have occurred between the time of the grants or sales;

• comparative rights and preferences of the security being granted compared to the rights and preferences of the Company's other outstanding equity;
• comparative values of public companies discounted for the risk and limited liquidity provided for in the shares the Company is issuing;
• estimates and analysis provided by management and contemporaneous valuations;

• perspective provided by investment banks, including the likelihood of an initial public offering and the Company's potential value in an initial public offering; and
• general economic trends and external market conditions affecting the biopharmaceutical industry.

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. That cost is recognized on a straight-line basis over the period during which the employee is required to provide service in exchange for the entire award.

The fair value of options is calculated using the Black-Scholes option pricing model to determine the fair value of stock options on the date of grant based on key assumptions such as stock price, expected volatility and expected term. The Company's estimates of these assumptions are primarily based on contemporaneous valuations, historical data, peer company data and judgment regarding future trends and factors. This is a distinct valuation process from that used to determine the fair value of the Company's common stock for purposes of establishing the exercise price of stock options that the Company grants.

Based on the foregoing factors, the Company's Board of Directors determined that the fair value per share of the Company's common stock underlying the option grants was $490.80 in April 2011, $218.40 in January 2012 and $10.59 in March 2013.

Determination of Fair Value for Accounting Purposes
April 2011 Valuation

In April 2011, in connection with its plan to grant stock options to employees, the Company conducted a valuation analysis of the Company's common stock. The Company determined the value of its common stock based on the probability weighted expected return method ("PWERM"), described in the AICPA Practice Aid. The Company considered but did not use the market approach because the Company's early stage of development and the absence of clinical trial data from the Company's lead candidate made comparisons to public companies difficult. Similarly, the Company did not use the income approach because of the uncertain outcomes of the its ongoing and future clinical trials.

Under a PWERM analysis, the value of a company's common stock is estimated based upon an analysis of current and future enterprise values, assuming three possible liquidity scenarios: an IPO, a recapitalization of the company and a sale of the company. The Company considered two significant value inflection points related to the ataluren program. The first inflection point was related to anticipated FDA action regarding the Company's dispute of the FDA's refusal to file the Company's new drug application ("NDA") that it submitted for ataluren for the treatment of nmDMD. The second inflection point was related to anticipated Phase 3 clinical trial results for ataluren for the treatment of nmCF.

After considering the various potential liquidity scenarios for the Company and their likely timing, the Company used a pre-money enterprise value assigned to each scenario based on recent trends in capital markets. To determine the price per share of the Company's common stock, the Company divided the resulting enterprise value for each liquidity scenario by the number of common shares that would be outstanding under each scenario. The common stock price for each scenario was then assigned a probability based on management's estimates. The resulting probability weighted common share values were then discounted to present value at a rate that reflected general industry risks. The result was a value of the Company's common stock on a minority, non-marketable basis of $490.80 per share.

January 2012 Valuation

In January 2012, in connection with its plan to grant stock options to employees, the Company conducted a valuation analysis of the Company's common stock. The Company determined the value of the Company's common stock based on a PWERM analysis, as described in the AICPA Practice Aid. The Company considered but did not use the market approach because the Company's early stage of development and the absence of clinical trial data from the Company's lead candidate made comparisons to public companies difficult. Similarly, the Company did not use the income approach because of the uncertain outcomes of the Company's ongoing and future clinical trials.

The Company considered two significant value inflection points related to the ataluren program. The first inflection point was related to anticipated Phase 3 clinical trial results for ataluren for the treatment of nmCF. The second inflection point was related to U.S. or E.U. regulatory approval of ataluren for the treatment of nmDMD.

After considering the various potential liquidity scenarios for the Company and their likely timing, the Company used a pre-money enterprise value assigned to each scenario based on recent trends in capital markets. To determine the price per share of the Company's common stock, the Company divided the resulting enterprise value for each liquidity scenario by the number of common shares that would be outstanding under each scenario. The common stock price for each scenario was then assigned a probability based on management's estimates. The resulting probability-weighted common share values were then discounted to present value at a rate that reflected general industry risks. The result was a value of the Company's common stock on a minority, non-marketable basis of $218.40 per share.

The reduction in the value per share of the Company's common stock from $490.80 to $218.40 between April 2011 and January 2012 primarily reflected the FDA's reaffirmation of its earlier decision to refuse to file the Company's NDA for ataluren for the treatment of nmDMD and the unavailability of results of the Company's Phase 3 clinical trial of ataluren for nmCF by January 2012. Acceptance of the Company's NDA for filing by the FDA could have led to approval of ataluren and a subsequent higher value with respect to the IPO scenario. Given the FDA's reaffirmation of its earlier decision to refuse to file the Company's NDA, the high value IPO scenarios were no longer realistic, resulting in a decrease in the value of the Company's common stock.

July 2012 Valuation

In July 2012, in connection with the Series One financing, the Company conducted a valuation analysis of the Company. The value of the Company was estimated using a PWERM analysis, as described in the AICPA Practice Aid. The Company considered but did not use the market approach because of the early stage of development and the absence of clinical trial data from their lead candidate made comparisons to public companies difficult. Similarly, the Company did not use the income approach because of the uncertain outcomes of their ongoing and future clinical trials.

The PWERM considered the most significant near-term driver of value for the Company as the ability to file a marketing authorization application ("MAA") with the European Medicines Agency ("EMA") for conditional approval of ataluren. The remaining scenarios in the PWERM related to funding the completion of the Phase 3 clinical trial for nmDMD.

After identifying the various potential liquidity scenarios and their likely timing for the Company, a pre-money enterprise value was assigned to each scenario based on a combination of management's guidance and recent trends in the capital markets. The resulting enterprise value for each liquidity event was divided by the total shares that would be outstanding under each scenario to arrive at a price per share for the common and preferred classes of stock. Each scenario was then assigned an outcome probability based on management's estimates. The resulting probability-weighted share values were then discounted to present value at a rate that reflects general industry risks (but not Company specific risks). The senior series of preferred stock enjoys enhanced economics over the common stock, particularly liquidation preference. The result was a value of the Company's common stock of $67.20 per share.

March 2013 Valuation

In March 2013, in connection with the Series Four preferred stock financing, the Company conducted a valuation analysis of the Company. The value of the Company was estimated using the PWERM analysis, as described in the AICPA Practice Aid. The Company considered but did not use the market approach because of the early stage of development and the absence of clinical trial data from their lead candidate made comparisons to public companies difficult. Similarly, the Company did not use the income approach because of the uncertain outcomes of their ongoing and future clinical trials.

The PWERM considered the most significant near-term driver of value for the Company to be the Company's ability to complete a Phase 3 clinical trial of ataluren for the treatment of nmDMD. The remaining scenarios in the PWERM related to funding the completion of the Phase 3 clinical trial for nmDMD.

After identifying the various potential liquidity scenarios and their likely timing for the Company, a pre-money enterprise value was assigned to each scenario based on a combination of management's guidance and recent trends in the capital markets. The resulting enterprise value for each liquidity event was divided by the total shares that would be outstanding under each scenario to arrive at a price per share for the common and preferred classes of stock. Each scenario was then assigned an outcome probability based on management's estimates. The resulting probability-weighted share values were then discounted to present value at a rate that reflects general industry risks (but not Company specific risks). The senior series of preferred stock enjoys enhanced economics over the common stock, particularly liquidation preference. The result was a value of the Company's common stock of $10.59 per share.

11.
After your IPO price range has been set, disclose each significant factor contributing to the difference between the fair value as of the date of each grant of equity instrument issued, including options, any warrants classified as equity instruments, and preferred stock and the estimated IPO price or when a contemporaneous valuation by an unrelated valuation specialist was obtained subsequent to the grants but prior to the IPO, the fair value as determined by that valuation. Reconcile and explain the differences between the mid-point of your estimated offering price range and the fair values included in your analysis. Please ensure that all of your equity instruments issued during the periods presented are included in your tabular disclosure. Revise your tabular disclosure as necessary to include information for all equity instruments issued subsequent to the balance sheet date through the date of your latest response.

Response:	The Company acknowledges the Staff's comment and will disclose the information requested by the Staff, if applicable, after the estimated offering price range is determined. The Company intends to update the valuation disclosure and tabular disclosure to include the equity awards issued in March 2013 in the next revised draft of the Registration Statement.

Liquidity and Capital Resources, page 65

12.
Please include a summary of all of the equity financing activities completed in the periods presented and through the date of your response. Please also clarify and discuss the "additional financing event" that is referred to in your Subsequent events note on page F-25.

Response:	In response to the Staff's comment, the Company has revised the disclosure on pages 66 and F-27 of the revised draft of the Registration Statement.

Business, page 69
Our product development programs, page 72

13.
Please expand your disclosure to indicate whether you have an IND for ataluren in each indication. Please also add disclosure regarding orphan designations.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page 74 of the revised draft of the Registration Statement.

Planned Phase 3 clinical trial of ataluren for nmDMD, page 76

14.
Please describe how you intend to attract or recruit patients for your trials.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page 80 of the revised draft of the Registration Statement.

Regulatory status and strategy for nmDMD, page 79

15.
Please expand your disclosure to discuss the extent to which you and potential investors may rely on the statement that "the FDA indicated that ... the study design for the proposed clinical trial, in general, was appropriate for providing evidence of efficacy of ataluren."

Response:	In response to the Staff's comment, the Company has revised the disclosure on page 85 of the revised draft of the Registration Statement.

Post-hoc analysis of Phase 2b clinical trial data, page 84

16.
Please explain on page 86 why regulatory authorities typically give greatest weight to results from pre-specified analyses and adjusted p-values and less weight to results from post-hoc, retrospective analyses and nominal p-values.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page 90 of the revised draft of the Registration Statement.

Safety and tolerability, page 91

17.
Please specifically describe the adverse events observed during the trial, with particular focus on the serious adverse events. In addition, please explain how you determined that these serious adverse events were not ataluren-related.

Response:	In response to the Staff's comment, the Company has revised the disclosure on pages 96 and 97 of the revised draft of the Registration Statement.

Completed Phase 3 clinical trial of ataluren for nmCF, page 96

18.
Please disclose why 34 patients withdrew prematurely from the trial.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page 102 of the revised draft of the Registration Statement.
19.
You disclose on page 96 that the EMA has advised you of certain matters that may need to be further addressed in your MAA. Please briefly elaborate on the items provided in the bulleted list on page 96 to give added context to each of the matters to clarify the nature of the FDA's concerns and how you plan to address these in your MAA.

Response:	In response to the Staff's comment, the Company has revised the disclosure on pages 100 and 101 of the revised draft of the Registration Statement.

Safety and tolerability, page 99

20.
Please specifically describe the adverse events observed during the trial, with particular focus on the serious adverse events. In addition, please explain how you determined that the most serious adverse events were "unrelated to study drug treatment."

Response:	In response to the Staff's comment, the Company has revised the disclosure on page 105 of the revised draft of the Registration Statement.

Open label extension trial of ataluren for treatment of nmCF, page 100

21.
Your disclosure indicates that you have not observed increases in frequency of previously reported adverse events or significant numbers of new adverse events in the open label extension trial. Please expand your discussion to disclose the adverse events you have observed noting the new adverse events particularly.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page 106 of the revised draft of the Registration Statement.

Intellectual Property, page 113

22.
Your disclosure in the third paragraph of this section discusses the patent rights relating to ataluren owned by you. Please add similar disclosure regarding any material patent rights relating to ataluren that you license.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page 119 of the revised draft of the Registration Statement to clarify that the Company does not license any material patent rights relating to ataluren.

Competition, page 115

23.
Please explain why you do not believe Kalydeco or the two other product candidates that Vertex is developing for the treatment of cystic fibrosis are applicable for the treatment of patients with nmCF.

Response:	In response to the Staff's comment, the Company has revised the disclosure on pages 121 and 122 of the revised draft of the Registration Statement.

Director compensation, page 142

24.
We note your disclosure on page 143 that you intend to approve a compensation policy for non-employee directors that will become effective upon closing of the offering. Once approved, please update your disclosure to describe the adopted compensation plan.

Response:	The Company acknowledges the Staff's comment and will disclose the information requested by the Staff after such a compensation policy for non-employee directors is approved.

Lock-up agreements, page 159

25.
Once available, please file copies of each of the lock-up agreements.

Response:	The Company notes that the form of lock-up agreement signed by the Company's directors, officers and stockholders, as referenced on page 165 of the revised draft of the Registration Statement, will be filed with the underwriting agreement.

Financial Statements
Statements of Operations, page F-4

26.
Please tell us why you excluded the gain on exchange of convertible preferred stock in connection with your recapitalization and the beneficial conversion charge from your Net Loss for 2012.

Response:	The Company advises the Staff that accounting for the extinguishment of equity-classified preferred stock (which includes "mezzanine" classified instruments) is addressed by Accounting Standards Codification ("ASC") 260-10-S99-2. Under this guidance, when equity-classified preferred shares are extinguished, the difference between (1) the fair value of the consideration transferred to the holders of the preferred shares and (2) the carrying amount of the preferred shares is subtracted from (or added to) net income/(loss) to determine income/(loss) available to common stockholders in the calculation of earnings per share. The difference between the fair value of the consideration transferred to the holders of the preferred stock and the carrying amount of the preferred stock in the registrant's balance sheet represents a return to (or from) the preferred stockholder that should be treated in a manner similar to the treatment of dividends paid on preferred stock. Accordingly, the Company excluded the gain on exchange of convertible preferred stock in connection with its recapitalization and the beneficial conversion charge from net loss for 2012.

Revenue Recognition, page F-10

27.
Please tell us how the accounting policy that you recognize grant and collaboration revenue when invoiced is appropriate. Please also clarify whether there are any refund or repayment obligations associated with your grants. If so, please disclose the nature of these obligations and tell us how the recognition of revenue is appropriate. Please also tell us why you have classified the grant received as revenue as opposed to other income.

Response:	The Company advises the Staff that, as described in the draft Registration Statement, under the Company's revenue accounting policy, it recognizes revenue for reimbursements of research and development costs under collaboration agreements as the services are performed and all other applicable revenue criteria have been met. The Company has revised the disclosure on page F-9 of the revised draft of the Registration Statement to clarify its accounting policy with respect to grant and collaboration receivables.

To the extent the Company achieves clinical success with respect to its product development candidates, the Company may be obligated to pay royalties and commercial milestone payments. The Company has evaluated whether the financial risk of development is substantively transferred and reviewed the guidance provided by ASC 730-20-25-4. Since future payments by the Company are based solely on clinical success, the Company has concluded that financial risk has been transferred and the Company's grant agreements are not financing arrangements.

The Company classifies revenue earned from grants as revenue as opposed to other income because performing research activities is a key operating activity for the Company, and not a non-operating activity. In addition, the Company believes that it is industry practice for pre-product revenue biotechnology companies to report grant revenue as revenue.

Beneficial conversion, page F-11

28.
You disclose that the beneficial conversion feature results from the excess of the proceeds allocated to the Series Three convertible preferred stock. Please provide us with the computation of the beneficial conversion charge in 2012.

Response:	The Company advises the Staff that based on the July 2012 PWERM analysis, which is described in the revised disclosure on page F-18 of the revised draft of the Registration Statement, the fair value of the Company's common stock was $67.20 per share. As the beneficial conversion feature cannot exceed the amount allocated to the instrument, the beneficial conversion feature is limited to the amount allocated to the Series Three convertible preferred stock. The computation of the beneficial conversion charge in 2012 is as follows:

Series Three Convertible Preferred Stock
Fair Value of Series Three Convertible Preferred Stock	$377,787
Fair Value of Common Stock	$67.20
Number of shares of preferred stock outstanding	2,853,517
Number of shares of common stock to be issued upon conversion	23,779
Effective conversion price	$15.89
Intrinsic value of conversion option	51.31
Beneficial conversion charge limited to the value ascribed to the Series Three Convertible Preferred Stock	$377,787

Fair value of financial instruments and investments, page F-13

29.
Please disclose the assumptions used to determine the fair value of the warrant liability in 2012 and 2011.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page F-14 of the revised draft of the Registration Statement.

Recapitalization, page F-17

30.
Please disclose how you determined the value of the Series One, Series Two and Series Three preferred stock issued in connection with the July 2012 recapitalization. Please be sure to describe the model used to estimate the fair values and all of the relevant assumptions. Please also provide us with the computations of how you determined the fair value of the Series One, Series two and Series Three preferred stock.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page F-18 of the revised draft of the Registration Statement. Under separate cover, the Company has supplementally provided the Staff with a copy of the July 2012 PWERM computations.
31.
Please tell us the business purpose of the recapitalization transaction completed in July 2012 from the perspective of the Series A though G holders of convertible preferred stock and the Series One, Series Two and Series Three convertible preferred stockholders and why the recapitalization made economic sense for each series of preferred stockholders. Please also tell us why only the Series One preferred stockholders contributed proceeds of $29.7 million in the recapitalization transaction and why the

  Series A through G holders of preferred stock exchanged all of their interest for Series Two and Series Three preferred stock.

Response:	The Company advises the Staff that at the time of the Company's Series One financing, the Company had insufficient capital to pursue further development of ataluren. From the perspective of the Company and the holders of the Company's Series A through Series G preferred stock (the "preferred stockholders"), the business purpose of the Series One financing was to obtain sufficient funding to allow the Company to submit an MAA for conditional approval of ataluren for the treatment of nmDMD. Without the funding from the Series One financing, the Company would have been unable to continue to develop ataluren, which could have resulted in partial or complete loss of the investment of the preferred stockholders. The Series One financing provided for a pay-to-play structure that created strong incentives for the preferred stockholders to participate in that financing. All preferred stockholders were offered the opportunity to participate in the Series One financing. At the closing of the Series One financing, all shares of then outstanding Series A through Series G preferred stock were converted to Series Three preferred stock, which capped the maximum return on investment to actual funds invested under most potential exit or liquidity scenarios. In addition, the Series Three preferred stock was junior in right of payment to the Series One and Series Two preferred stock. Preferred stockholders who participated pro rata in the Series One financing were able to exchange their shares of Series Three preferred stock into an equal number of shares of Series Two preferred stock, which did not have a cap on returns, was senior in right of payment to the Series Three preferred stock and featured more extensive protective provisions than the Series Three preferred stock. Because the exchange ratio of shares of Series A through G preferred stock to Series Three preferred was based on a liquidation preference amount (which for Series A through Series G preferred stock was equal to capital invested), the preferred stockholders were all in similar positions with respect to evaluation of the economic advantages and disadvantages of participating in the Series One financing.
32.
Please provide us with an analysis that supports your accounting for the gain of $160 million in 2012 on the exchange of convertible preferred stock.

Response:	The Company advises the Staff that the Company's calculation to support the $160 million gain is based on the carrying values of the Series A through Series G preferred stock immediately prior to the recapitalization, minus the fair value of the new Series One, Two and Three preferred stock. The Company also refers the Staff to the Company's response to Comment 30. The computation of the gain of $160 million in 2012 on the exchange of convertible preferred stock is as follows:

Net Adjustment
Carrying Value of Series A—G Convertible Preferred Stock prior to extinguishment	$240,777,837
Fair Value of Series One, Series Two and Series Three Convertible Preferred Stock	$80,823,768
Gain recorded from extinguishment	$(159,954,069)

10. Collaborations and Grants
Terminated Collaborations
Genzyme, page F-21

33.
Please disclose the amount of the additional payment received in exchange for an option to commercialize ataluren in indications other than nonsense mutation Duchenne muscular dystrophy outside the United States and Canada. Please also disclose how you accounted for deferred revenue when you received notification that Genzyme terminated the collaboration agreement.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page F-22 of the revised draft of the Registration Statement.
34.
You disclose that you recorded a one-time adjustment to your deferred revenue balance upon the restructuring of your agreement with Genzyme in August 2011 "to reflect the value of the remaining performance obligations under the restructured agreement as represented by the best estimate of selling price." Please tell us how you calculated the adjustment to your deferred revenue in connection with this restructuring and all of the relevant assumptions.

Response:	The Company advises the Staff that it performed an analysis to calculate the estimated selling price of the undelivered element of the agreement as described below According to the original arrangement, Genzyme was obligated to fund 50% of costs required to reach the end of a Phase III clinical trial and review data. The Company estimated a total projected cost to complete such a trial of $17.5 million based on the best available information at that time. Based on this analysis, the Company determined that the undelivered element had an estimated selling price of $8.8 million (approximately 50% of which would have been funded by Genzyme) and, accordingly, the Company adjusted its deferred revenue balance to reflect this amount as of the contract amendment date. The Company amortized the revised deferred revenue balance of $8.8 million over the expected performance period, which was March 31, 2012, the estimated date of delivery of research information to Genzyme and the time that Genzyme was expected to make its decision as to whether or not it would exercise its option to continue with the program. On March 29, 2012, Genzyme notified the Company that it would not exercise its option, and there were no further performance commitments to Genzyme as of that date.
35.
While you disclose on page F-10 that you use the "updated multiple element revenue recognition guidance" for material modifications to your collaborations, it is unclear how you determined that there was a material modification. Please revise your disclosures to clarify how you determined that the modifications were material.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page F-22 of the revised draft of the Registration Statement.

Roche and SMA Foundation, page F-22

36.
Please disclose the estimated performance period and the factors considered in determining what appears to be a relatively short performance period.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page F-23 of the revised draft of the Registration Statement.

14. Subsequent events, page F-25

37.
You disclose that in March 7, 2013 you issued and sold 4,497,035 shares of series four senior preferred stock and an aggregate of 502,919 shares of your series four senior preferred stock upon conversion of the convertible promissory notes issued in January and February 2013. Please disclose how you plan to account for the January and February 2013 convertible promissory note issuances, for the conversion of the convertible promissory notes, for the issuance of warrants at an exercise price of $.01 and for the exchange of the outstanding preferred stock that resulted in another recapitalization event.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page F-27 of the revised draft of the Registration Statement.
38.
Please disclose how you determined the value of the Series One, Series Two and Series Three preferred stock issued in connection with the March 7, 2013 recapitalization. Please be sure to describe the model used to estimate the fair values and all of the relevant assumptions. Please also provide us with the computations of how you determined the fair value of the Series One, Series two and Series Three preferred stock.

Response:	In response to the Staff's comment, the Company has revised the disclosure on page F-27 of the revised draft of the Registration Statement. Under separate cover, the Company has supplementally provided the Staff with a copy of the draft March 2013 PWERM computations.

        If you have any further questions or comments, or if you require any additional information, please contact the undersigned by telephone at (212) 937-7206 or facsimile at (212) 230-8888. Thank you for your assistance.

        Very truly yours,

/s/ Brian A. Johnson
    Brian A. Johnson

cc: Stuart W. Peltz, Ph.D.